RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

26.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2018 and 2019 were as follows:

	2018	2019
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	522,619,737	484,317,935
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	127,779,355	36,185,644
Accounts receivable from Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”, in which JinkoSolar owns 30% equity interests)	25,368,631	—
Subtotal	675,767,723	520,503,579
Notes receivables from related parties:
Notes receivables from JinkoPower for provision of guarantee	—	18,628,574

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	—	75,234
Other receivables from JinkoPower for miscellaneous transactions	8,296,133	21,995,622
Prepayments to JinkoPower for outsourcing services	55,514,313	32,247,424
Other receivables from JinkoPower for provision of guarantee	3,919,423	—
Subtotal	67,729,869	54,318,280
Other assets from related parties:
Guarantee receivables due from JinkoPower	144,983,745	96,753,306

Accounts payable due to a related party:
Accounts payable due to subsidiaries of Renesola Zhejiang Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	698,043	—
Accounts payable due to Jinko-Tiansheng	—	36,309,710

Advances from related parties:
Advances from JinkoPower for sales of solar modules	910,086	748,615

Notes payables due to related parties:
Notes payables due to JinkoPower	35,000,000	—

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	9,704,152	10,784,038
Other payables due to JinkoPower for payments on behalf of the Company	11,058,987	2,343,314
Other payables of travel and other business expense reimbursement to executive directors who are also shareholders	55,457	—
Subtotal	20,818,596	13,127,352
(1)	Mr Xianshou Li, chairman and chief executive officer of Renesola is the brother of Mr Xiande Li, chairman of the board of directors of the Company.
(2)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(3)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	1,219,803,260	1,416,020,214	144,287,938
Revenue from sales of products to JinkoPower	453,251,266	38,895,833	7,812,477
Income of financing guarantees	64,225,858	26,229,524	18,574,433
Rental services provided to JinkoPower	2,142,018	2,177,280	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	6,474,041	47,388	-

Purchase of raw materials from related partie
Raw materials purchased from a subsidiary of ReneSola	2,866,904	—	-

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	8,375,075	19,741,927	39,565,882
Solar project management service provided by JinkoPower	2,735,269	20,842,153	23,266,889
Construction service of solar project provided by JinkoPower	—	25,769,137	8,935,653
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements, which amounted to RMB2.63 billion (US$377.4 million) as of December 31, 2019. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

In addition, according to the agreement signed among the Company, JinkoPower and investors of JinkoPower (the original redeemable preferred shareholders of JinkoSolar Power), the investors of JinkoPower will have the right to require JinkoPower to redeem the common shares of JinkoPower held by them, and, as a result of a guarantee issued by the Company, in the event that JinkoPower fails to perform its redemption obligations, the Company will become liable for JinkoPower’s obligations under the redemption, which amounted to US$297.3 million as of December 31, 2016. The Company will also charge JinkoPower service fees for the redemption guarantee service according to the master service agreement. On June 22, 2017, JinkoPower and all its investors amended its Articles of Association in which terms and clauses related to the Common Share Redemption Guarantee were removed. Hence, management reversed unamortized redemption guarantee liabilities amounted to RMB22,119,127 and the corresponding receivables amounted to RMB20,409,535. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,709,592 was recognized as other income in the year ended December 31,2017. During the year ended December 31, 2017, JinkoPower repaid certain of its borrowings guaranteed by the Group in advance. The Group thereby reversed unamortized redemption guarantee liabilities amounted to RMB13,609,729 and the corresponding receivables amounted to RMB12,258,412. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,351,317 was recognized as other income in the year ended December 31,2017.

During the year ended December 31, 2018, JinkoPower changed the guarantor of certain of its borrowings from the Group to other parties. The Group thereby reversed unamortized redemption guarantee liabilities amounted to RMB28,965,510 and the corresponding receivables amounted to RMB34,283,915. Difference between the guarantee liabilities and the corresponding assets amounted to RMB5,318,405 was deducted from other income in the year ended December 31,2018.

Pursuant to the master service agreement, guarantee service fee is to be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables is settled upon the receipt of guarantee fees from JinkoPower. The Company has received RMB52,586,819, RMB29,460,673 and RMB18,628,574 guarantee fees from JinkoPower in 2017, 2018 and 2019, respectively.

As of December 31, 2018 and December 31, 2019, the Company recorded the guarantee fee income receivable amounted to RMB148,903,168 and RMB115,381,880 and a guarantee liability amounted to RMB92,404,069 and RMB72,019,365. The guarantee liability will be amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the year ended December 31,2017, 2018 and 2019 amounted to RMB64,225,858, RMB26,229,524 and RMB18,574,433, respectively.

For the year ended December 31,2017, 2018 and 2019, sales of solar module products to subsidiaries of JinkoPower amounted to RMB453,251,266, RMB38,895,833 and RMB7,812,477, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2019, outstanding receivables due from JinkoPower were RMB 484 million, among which RMB 418 million was overdue over one year. No interest was charged by the Group to JinkoPower on the overdue receivables. The Group expects most of the outstanding receivables will be collected in full in the year of 2020.

After the establishment of SSHC through December 31, 2017 and for the year ended December 31,2018 and 2019, sales of solar module products to Sweihan PV amounted to RMB1,219,803,260, RMB1,416,020,214 and RMB144,287,938, respectively.

For the year ended December 31, 2017 and 2018 and 2019, rental services provided to subsidiaries of JinkoPower amounted to RMB2,142,018 and RMB2,177,280 and RMB2,177,280, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. Since the establishment date of the Jinko-Tiansheng through December 31, 2017 and for the year ended December 31,2018 and 2019, Jinko-Tiansheng charged the Group processing fee amounted to RMB8,375,075 and RMB19,741,927 and RMB39,565,882. The Group involved Jinko-Tiansheng for PV module processing in the fourth quarter of 2019, which caused the increase of related party payables due to Jinko-Tiansheng as at December 31, 2019.

For the years ended December 31, 2017, 2018 and 2019, revenues from sales of products to subsidiaries of ReneSola amounted to RMB6,474,041, RMB47,388 and RMB nil, respectively.

For the years ended December 31, 2017, 2018 and 2019, raw materials purchased from subsidiaries of ReneSola amounted to RMB2,866,904, nil and RMB nil, respectively.

In the fourth quarter of 2017, JinkoSolar International Development Limited disposed Lotapera and four Mexico power plants (note 1) to JinkoPower with the consideration of RMB28,634 (USD4,383). Consideration with the amount of RMB28,634 was collected as of December 31, 2018.

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB76,356,466 (USD$11.2 million) in advance and recorded service expenses incurred in the year of 2017, 2018 and 2019 amounted to RMB2,735,269, RMB20,842,153 and RMB23,266,889 as cost of project assets, respectively.

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group RMB1,100,304 in rent for the years ended December 31, 2017, 2018 and 2019, respectively.